Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
Summarized financial information for the Trust as of December 31, 2025 and 2024 is as follows (in thousands):

	Master Trust		Plan's Interest in Master Trust
	2025	2024	2025	2024
Net assets held by Master Trust:
Common stock	$362,952.2	$351,300.3	$3,535.4	$4,103.1
Mutual funds	798,653.0	670,027.3	22,715.2	21,903.3
U.S. government and other debt securities	1,015.2	1,276.6	—	—
Common/collective trusts	996,769.1	877,940.0	4,956.3	5,248.6
Certificates of deposit	1,601.6	1,369.2	—	—
Cash and money market funds	11,445.0	7,401.9	—	—
Net assets held by Master Trust	2,172,436.1	1,909,315.3	31,206.9	31,255.0
Plus:
Accrued interest and dividends	0.2	2.9	—	—
Total	$2,172,436.3	$1,909,318.2	$31,206.9	$31,255.0
Net investment income from the Master Trust's investments for the years ended December 31, 2025 and 2024 is as follows (in thousands):

	Years Ended December 31,
	2025	2024
Net appreciation in fair value	$276,778.7	$157,419.3
Dividend income	26,648.9	26,490.8
Interest income	14,057.8	12,341.4
Net investment income from the Master Trust	$317,485.4	$196,251.5